Note 16 - Derivative Liabilities (Detail) - Summary of Fair Value of Derivative Liabilities (USD $)	1 Months Ended	12 Months Ended
	May 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Fair Value		$ 494,626	$ 11,083,161
Period End Change in Fair Value		19,771,086
Conversion of Series A Preferred Stock	30,394,710	(30,394,710)
Series A Convertible Preferred Stock [Member]
Fair Value			10,623,624
Period End Change in Fair Value		19,771,086
Conversion of Series A Preferred Stock		(30,394,710)
Phoenix Stock Warrants [Member]
Fair Value		494,626	459,537
Period End Change in Fair Value		$ 35,089